Fair Value Measurement of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	$ 1,712		$ 1,075
Interest rate swap liability	8,443		8,235
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	17,575	[1]	12,957	[1]
Tenant receivables, net	156,367	[1]	147,337	[1]
Restricted cash and escrows	683	[1]	334	[1]
Interest rate swap	1,712		1,075
Accounts payable and accrued expenses	21,103	[1]	23,113	[1]
Line of credit and notes payable	1,699,525		1,416,525
Interest Rate Swap [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	8,443		8,235
Level 1 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	17,575	[1]	12,957	[1]
Tenant receivables, net	156,367	[1]	147,337	[1]
Restricted cash and escrows	683	[1]	334	[1]
Accounts payable and accrued expenses	21,103	[1]	23,113	[1]
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap	1,712		1,075
Line of credit and notes payable	1,750,284		1,470,002
Level 2 [Member] | Interest Rate Swap [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap liability	$ 8,443		$ 8,235

[1]	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.